Marketing and Sales (Details) - Schedule of marketing and sales - Marketing and Sales [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketing and Sales (Details) - Schedule of marketing and sales [Line Items]
Payroll and related expenses	$ 1,273	$ 833	$ 870
Exhibitions, conventions and travel expenses	42	175	172
Consultants	394	178	212
Other	139	82	96
Total marketing and sales	$ 1,848	$ 1,268	$ 1,350